Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	December 31, 2022	December 31, 2021
Current
Libra Sciences Limited (Note b)	$378,036	$4,193
Libra Therapeutics Limited	17,459	-
Jurchen Investment Corporation	-	2,000
CGY Investment Limited	-	2,000
Talem Medical Group Limited (Note b)	610,138	3,397,650
Total	$1,005,633	$3,405,843

Schedule of amounts due to related parties
	December 31, 2022	December 31, 2021
Current
Aenco Technologies Ltd	$3,013,234	$-
Aeneas Group Limited	8,110	-
Ian Huen	-	1,397
Darren Lui	-	3,449
Clark Cheng	4,583	5,699
Sabrina Khan	-	844
Total	$3,025,927	$11,389

Non-current
Aeneas Group Limited (Note a)	$500,000	$-
Jurchen Investment Corporation (Note a)	-	-
	$500,000	$-

Schedule of related party transactions
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Loan from related parties (Note a)
- Aeneas Group Limited	$500,000	$1,000,000	$500,000
- Jurchen Investment Corporation	$-	$2,500,000	$500,000

Interest expenses (Note a and c)
- Aeneas Group Limited	$8,110	$64,753	$155,633
- Jurchen Investment Corporation	$-	$65,644	$81,530
- Aenco Technologies Ltd	$13,234	$-	$-

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$-	$2,673,389	$2,356,080
- Jurchen Investment Corporation	$-	$3,085,097	$3,082,131

Loan to related parties (Note b)
- Talem Medical Group Limited	$-	$3,358,089	$-
- Libra Sciences Limited	$330,341	$-	$-

Interest income (Note b)
- Talem Medical Group Limited	$164,600	$39,561	$-
- Libra Sciences Limited	$14,232	$-	$-

Loan repayment and interest received from a related party (Note b)
- Talem Medical Group Limited	$2,962,153	$-	$-

Issuance of convertible notes to a related party (Note c)
- Aenco Technologies Ltd	$3,000,000	$-	$-

Consultant, secondment, management and administrative services fees (Note d)
- CGY Investments Limited	$268,102	$173,333	$169,462
- ACC Medical Limited	$209,626	$157,511	$13,018
- Aenco Limited	$-	$-	$746,153
- Aeneas Technology (Hong Kong) Limited	$-	$-	$617,794
- Aeneas Management Limited	$-	$-	$231,795

Rental expense (Note e)
- Jurchen Investment Corporation	$-	$-	$96,300

Administrative management services (Note g)
- Libra Sciences Limited	$38,462	$-	$-

Healthcare services income
- Aeneas Management Limited	$1,282	$7,564	$321